Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 16, 2023	Feb. 24, 2023	Jan. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Feb. 23, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Issue of common shares (in shares)		10,000,000	15,000,000
Proceeds from share issuance, net of issuance cost					$ 0.0	$ 3.6	$ 0.0	$ 37.7
Common stock, shares issued (in shares)					254,263,598	152,901,508	254,263,598	152,901,508		229,263,598
Ordinary shares, par value (in dollars per share)		$ 0.10	$ 0.10		$ 0.10		$ 0.10		$ 0.10	$ 0.10
Subsequent event
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	256,557,553			255,557,553
Ordinary shares, par value (in dollars per share)	$ 0.10
Subsequent event | Treasury shares
Subsequent Event [Line Items]
Issue of common shares (in shares)	1,000,000
Subsequent event | At-The-Market offering
Subsequent Event [Line Items]
Issue of common shares (in shares)				1,293,955
Proceeds from share issuance, net of issuance cost				$ 9.7
Net proceeds from share issuance				9.6
Share issuance costs				$ 0.1